Statements of Changes in Stockholders' Equity - 1 months ended Nov. 24, 2020 - USD ($)		Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 25, 2020
Balance, shares at Oct. 25, 2020
Issuance of common stock to Sponsor	[1]	$ 575	24,425		25,000
Issuance of common stock to Sponsor, shares	[1]	5,750,000
Stock Split effected in the form of a stock dividend	[2]	$ 72	(72)
Stock Split effected in the form of a stock dividend, shares	[2]	718,750
Net loss				(1,051)	(1,051)
Balance at Nov. 24, 2020		$ 647	$ 24,353	$ (1,051)	$ 23,949
Balance, shares at Nov. 24, 2020		6,468,750

[1]	Includes 575,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	On December 16, 2020, effected a stock dividend of .125 of a share of common stock for each outstanding share of common stock, and as a result our Sponsor holds 6,468,750 founder shares of which an aggregate of up to 843,750 shares are subject to forfeiture by the Sponsor to the extent that the underwriters' over-allotment is not exercised in full or in part. The Company considered the above stock dividend to be in substance a stock split due to the dividend being part of the Company's initial capitalization. The dividend was therefore valued at par and offset to additional paid-in capital. The effect was reflected retroactively to the earliest period presented in the accompanying financial statements. (See Note 5).